Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Detailed Information of Cash and Cash Equivalents

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Cash at bank	3,734	512,453
Deposits held at licensed payment platforms	4,755	898

Total	8,489	513,351